Net trading income (Table)	12 Months Ended
Dec. 31, 2020
5. Net trading income
Net trading income
	2020	2019	2018
	£m	£m	£m
Net gains from financial instruments held for trading	5,392	2,795	3,101
Net gains from financial instruments designated at fair value	695	240	259
Net gains from financial instruments mandatorily at fair value	989	1,038	1,004
Net trading income	7,076	4,073	4,364